UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpaw Asset Management LP
Address: Four Greenwich Office Park

         Greenwich, Connecticut  06831

13F File Number:  28-12926

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Wyman
Title:     Managing Member of the GP, Southpaw Holdings LLC
Phone:     203.862.6200

Signature, Place, and Date of Signing:

     Kevin Wyman     Greenwich, Connecticut     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $200,053 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GROUP INC               CL A             037604105      458    10600 SH  CALL SOLE                    10600
AVON PRODS INC                 COM              054303102    18987   480200 SH  PUT  SOLE                   480200
BEST BUY INC                   COM              086516101     3731    90000 SH  PUT  SOLE                    90000
BLUE NILE INC                  COM              09578R103     7225   133400 SH  PUT  SOLE                   133400
BLUEGREEN CORP                 COM              096231105      211    31500 SH  PUT  SOLE                    31500
BUILDERS FIRSTSOURCE INC       COM              12008R107      109    15000 SH  PUT  SOLE                    15000
CITADEL BROADCASTING CORP      NOTE 1.875% 2/1  17285TAB2    16064 20080000 SH       SOLE                 20080000
COUSINS PPTYS INC              COM              222795106      423    17100 SH  PUT  SOLE                    17100
CROWN CASTLE INTL CORP         COM              228227104     2621    76000 SH  PUT  SOLE                    76000
D R HORTON INC                 COM              23331A109     3544   225000 SH  PUT  SOLE                   225000
DIEBOLD INC                    COM              253651103     8745   232900 SH  PUT  SOLE                   232900
EASTMAN KODAK CO               COM              277461109     1288    72900 SH  CALL SOLE                    72900
ETHAN ALLEN INTERIORS INC      COM              297602104     1430    50300 SH  PUT  SOLE                    50300
FAIR ISAAC CORP                NOTE 1.500% 8/1  303250AD6     2447  2500000 SH       SOLE                  2500000
FIBERTOWER CORP                COM              31567R100      531   301644 SH       SOLE                   301644
FIRST HORIZON NATL CORP        COM              320517105     8769   625900 SH  PUT  SOLE                   625900
FLOWSERVE CORP                 COM              34354P105     4426    42400 SH  PUT  SOLE                    42400
FOOT LOCKER INC                COM              344849104      875    74300 SH  CALL SOLE                    74300
GENERAL GROWTH PPTYS INC       COM              370021107     2672    70000 SH  PUT  SOLE                    70000
HANSEN NAT CORP                COM              411310105     5422   153600 SH  PUT  SOLE                   153600
ION MEDIA NETWORKS INC         NOTE 11.000% 7/3 46205AAB9      370  1333000 SH       SOLE                  1333000
KB HOME                        COM              48666K109    19955   806900 SH  PUT  SOLE                   806900
LEHMAN BROS HLDGS INC          COM              524908100     4114   109300 SH  PUT  SOLE                   109300
LIMITED BRANDS INC             COM              532716107     1539    90000 SH  PUT  SOLE                    90000
LKQ CORP                       COM              501889208      528    23500 SH  PUT  SOLE                    23500
LULULEMON ATHLETICA INC        COM              550021109     2775    97600 SH  CALL SOLE                    97600
LULULEMON ATHLETICA INC        COM              550021109    11472   403500 SH  PUT  SOLE                   403500
MAGUIRE PPTYS INC              COM              559775101     1340    93700 SH  PUT  SOLE                    93700
MARINEMAX INC                  COM              567908108     1504   120700 SH  PUT  SOLE                   120700
MONACO COACH CORP              COM              60886R103      256    27000 SH  PUT  SOLE                    27000
NEPHROS INC                    COM              640671103     2708  3185405 SH       SOLE                   318405
REDWOOD TR INC                 COM              758075402     3653   100500 SH  PUT  SOLE                   100500
REGIONS FINANCIAL CORP NEW     COM              7591EP100     2490   126100 SH  PUT  SOLE                   126100
REPLIGEN CORP                  COM              759916109     4524   938679 SH       SOLE                   938679
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    11515   350000 SH  PUT  SOLE                   350000
RYLAND GROUP INC               COM              783764103     3289   100000 SH  PUT  SOLE                   100000
SILICON GRAPHICS INC           COM NEW          827056300     6286   529990 SH       SOLE                   529990
SPRINT NEXTEL CORP             COM SER 1        852061100     3055   459000 SH  CALL SOLE                   459000
STARBUCKS CORP                 COM              855244109    12124   692800 SH  PUT  SOLE                   692800
THORNBURG MTG INC              COM              885218107      509   420700 SH  CALL SOLE                   420700
WACHOVIA CORP NEW              COM              929903102     1350    50000 SH  PUT  SOLE                    50000
WELLS FARGO & CO NEW           COM              949746101     1455    50000 SH  PUT  SOLE                    50000
WHOLE FOODS MKT INC            COM              966837106    10300   312400 SH  PUT  SOLE                   312400
ZALE CORP NEW                  COM              988858106     2964   150000 SH  PUT  SOLE                   150000